Segment Information - Electric and Gas Revenue by Customer Class (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue, Major Customer [Line Items]
Revenues	$ 17,938	$ 16,663	$ 16,725
Operating Segments [Member]
Revenue, Major Customer [Line Items]
Revenues	17,938	16,663	16,725
Operating Segments [Member] | Pepco Holdings LLC [Member]
Revenue, Major Customer [Line Items]
Revenues	5,041	4,663	4,806
Commonwealth Edison Co [Member]
Revenue, Major Customer [Line Items]
Revenues	6,406	5,904	5,747
Revenue from Related Parties	41	37	30
Commonwealth Edison Co [Member] | Regulated Operation [Member]
Revenue, Major Customer [Line Items]
Revenues	6,334	5,933	5,854
Commonwealth Edison Co [Member] | Other Regulated Revenue [Member]
Revenue, Major Customer [Line Items]
Revenues	72	(29)	(107)
PECO Energy Co [Member]
Revenue, Major Customer [Line Items]
Revenues	3,198	3,058	3,100
Revenue from Related Parties	21	9	6
PECO Energy Co [Member] | Rate-Regulated Electric Revenues [Member]
Revenue, Major Customer [Line Items]
Revenue from Related Parties	20	8	5
PECO Energy Co [Member] | Regulated Operation [Member]
Revenue, Major Customer [Line Items]
Revenues	3,168	3,039	3,107
PECO Energy Co [Member] | Other Regulated Revenue [Member]
Revenue, Major Customer [Line Items]
Revenues	30	19	(7)
PECO Energy Co [Member] | Rate-Regulated Natural Gas Revenues [Member]
Revenue, Major Customer [Line Items]
Revenue from Related Parties	1	1	1
Baltimore Gas and Electric Company [Member]
Revenue, Major Customer [Line Items]
Revenues	3,341	3,098	3,106
Revenue from Related Parties	31	20	26
Baltimore Gas and Electric Company [Member] | Rate-Regulated Electric Revenues [Member]
Revenue, Major Customer [Line Items]
Revenue from Related Parties	13	10	8
Baltimore Gas and Electric Company [Member] | Regulated Operation [Member]
Revenue, Major Customer [Line Items]
Revenues	3,315	3,075	3,078
Baltimore Gas and Electric Company [Member] | Other Regulated Revenue [Member]
Revenue, Major Customer [Line Items]
Revenues	26	23	28
Baltimore Gas and Electric Company [Member] | Rate-Regulated Natural Gas Revenues [Member]
Revenue, Major Customer [Line Items]
Revenue from Related Parties	18	10	18
Pepco Holdings LLC [Member]
Revenue, Major Customer [Line Items]
Revenues	5,041	4,663	4,806
Revenue from Related Parties	13	17	14
Pepco Holdings LLC [Member] | Regulated Operation [Member]
Revenue, Major Customer [Line Items]
Revenues	4,945	4,640	4,810
Pepco Holdings LLC [Member] | Other Regulated Revenue [Member]
Revenue, Major Customer [Line Items]
Revenues	96	23	(4)
Potomac Electric Power Company [Member]
Revenue, Major Customer [Line Items]
Revenues	2,274	2,149	2,260
Revenue from Related Parties	5	7	5
Potomac Electric Power Company [Member] | Regulated Operation [Member]
Revenue, Major Customer [Line Items]
Revenues	2,218	2,108	2,255
Potomac Electric Power Company [Member] | Other Regulated Revenue [Member]
Revenue, Major Customer [Line Items]
Revenues	56	41	5
Delmarva Power & Light Company [Member]
Revenue, Major Customer [Line Items]
Revenues	1,380	1,271	1,306
Revenue from Related Parties	7	9	7
Delmarva Power & Light Company [Member] | Regulated Operation [Member]
Revenue, Major Customer [Line Items]
Revenues	1,364	1,277	1,315
Delmarva Power & Light Company [Member] | Other Regulated Revenue [Member]
Revenue, Major Customer [Line Items]
Revenues	16	(6)	(9)
Atlantic City Electric Company [Member]
Revenue, Major Customer [Line Items]
Revenues	1,388	1,245	1,240
Revenue from Related Parties	2	4	3
Atlantic City Electric Company [Member] | Regulated Operation [Member]
Revenue, Major Customer [Line Items]
Revenues	1,364	1,257	1,240
Atlantic City Electric Company [Member] | Other Regulated Revenue [Member]
Revenue, Major Customer [Line Items]
Revenues	24	(12)	0
Electricity, US Regulated [Member] | Operating Segments [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	16,395	15,224	15,221
Electricity, US Regulated [Member] | Operating Segments [Member] | Pepco Holdings LLC [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	4,860	4,485	4,626
Electricity, US Regulated [Member] | Commonwealth Edison Co [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	6,323	5,914	5,850
Electricity, US Regulated [Member] | Commonwealth Edison Co [Member] | Regulated Operation [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	6,334	5,933	5,854
Electricity, US Regulated [Member] | Commonwealth Edison Co [Member] | Regulated Operation [Member] | Residential [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	3,233	3,090	2,916
Electricity, US Regulated [Member] | Commonwealth Edison Co [Member] | Regulated Operation [Member] | Small Commercial & Industrial [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	1,571	1,399	1,463
Electricity, US Regulated [Member] | Commonwealth Edison Co [Member] | Regulated Operation [Member] | Large Commercial & Industrial [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	559	515	540
Electricity, US Regulated [Member] | Commonwealth Edison Co [Member] | Regulated Operation [Member] | Public Authorities & Electric Railroads [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	45	45	47
Electricity, US Regulated [Member] | Commonwealth Edison Co [Member] | Regulated Operation [Member] | Other [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	926	884	888
Electricity, US Regulated [Member] | Commonwealth Edison Co [Member] | Regulated Operation [Member] | Operating Segments [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	30	18	26
Electricity, US Regulated [Member] | PECO Energy Co [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	2,613	2,519	2,505
Electricity, US Regulated [Member] | PECO Energy Co [Member] | Regulated Operation [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	2,629	2,524	2,497
Electricity, US Regulated [Member] | PECO Energy Co [Member] | Regulated Operation [Member] | Residential [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	1,704	1,656	1,596
Electricity, US Regulated [Member] | PECO Energy Co [Member] | Regulated Operation [Member] | Small Commercial & Industrial [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	422	386	404
Electricity, US Regulated [Member] | PECO Energy Co [Member] | Regulated Operation [Member] | Large Commercial & Industrial [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	243	228	219
Electricity, US Regulated [Member] | PECO Energy Co [Member] | Regulated Operation [Member] | Public Authorities & Electric Railroads [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	31	29	29
Electricity, US Regulated [Member] | PECO Energy Co [Member] | Regulated Operation [Member] | Other [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	229	225	249
Electricity, US Regulated [Member] | PECO Energy Co [Member] | Regulated Operation [Member] | Operating Segments [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	4	3	13
Electricity, US Regulated [Member] | Baltimore Gas and Electric Company [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	2,497	2,323	2,368
Electricity, US Regulated [Member] | Baltimore Gas and Electric Company [Member] | Regulated Operation [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	2,499	2,328	2,364
Electricity, US Regulated [Member] | Baltimore Gas and Electric Company [Member] | Regulated Operation [Member] | Residential [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	1,375	1,345	1,326
Electricity, US Regulated [Member] | Baltimore Gas and Electric Company [Member] | Regulated Operation [Member] | Small Commercial & Industrial [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	267	241	254
Electricity, US Regulated [Member] | Baltimore Gas and Electric Company [Member] | Regulated Operation [Member] | Large Commercial & Industrial [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	459	406	436
Electricity, US Regulated [Member] | Baltimore Gas and Electric Company [Member] | Regulated Operation [Member] | Public Authorities & Electric Railroads [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	27	27	27
Electricity, US Regulated [Member] | Baltimore Gas and Electric Company [Member] | Regulated Operation [Member] | Other [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	371	309	321
Electricity, US Regulated [Member] | Baltimore Gas and Electric Company [Member] | Regulated Operation [Member] | Operating Segments [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	11	5	12
Electricity, US Regulated [Member] | Pepco Holdings LLC [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	4,769	4,463	4,639
Electricity, US Regulated [Member] | Pepco Holdings LLC [Member] | Regulated Operation [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	4,777	4,478	4,644
Electricity, US Regulated [Member] | Pepco Holdings LLC [Member] | Regulated Operation [Member] | Residential [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	2,441	2,332	2,316
Electricity, US Regulated [Member] | Pepco Holdings LLC [Member] | Regulated Operation [Member] | Small Commercial & Industrial [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	521	472	505
Electricity, US Regulated [Member] | Pepco Holdings LLC [Member] | Regulated Operation [Member] | Large Commercial & Industrial [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	1,123	1,001	1,112
Electricity, US Regulated [Member] | Pepco Holdings LLC [Member] | Regulated Operation [Member] | Public Authorities & Electric Railroads [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	58	60	61
Electricity, US Regulated [Member] | Pepco Holdings LLC [Member] | Regulated Operation [Member] | Other [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	634	613	650
Electricity, US Regulated [Member] | Pepco Holdings LLC [Member] | Regulated Operation [Member] | Operating Segments [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	5	2	10
Electricity, US Regulated [Member] | Potomac Electric Power Company [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	2,216	2,102	2,258
Electricity, US Regulated [Member] | Potomac Electric Power Company [Member] | Regulated Operation [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	2,218	2,108	2,255
Electricity, US Regulated [Member] | Potomac Electric Power Company [Member] | Regulated Operation [Member] | Residential [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	1,003	988	1,012
Electricity, US Regulated [Member] | Potomac Electric Power Company [Member] | Regulated Operation [Member] | Small Commercial & Industrial [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	135	132	149
Electricity, US Regulated [Member] | Potomac Electric Power Company [Member] | Regulated Operation [Member] | Large Commercial & Industrial [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	844	736	833
Electricity, US Regulated [Member] | Potomac Electric Power Company [Member] | Regulated Operation [Member] | Public Authorities & Electric Railroads [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	31	34	34
Electricity, US Regulated [Member] | Potomac Electric Power Company [Member] | Regulated Operation [Member] | Other [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	205	218	227
Electricity, US Regulated [Member] | Potomac Electric Power Company [Member] | Regulated Operation [Member] | Operating Segments [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	3	1	8
Electricity, US Regulated [Member] | Delmarva Power & Light Company [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	1,191	1,107	1,143
Electricity, US Regulated [Member] | Delmarva Power & Light Company [Member] | Regulated Operation [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	1,196	1,115	1,148
Electricity, US Regulated [Member] | Delmarva Power & Light Company [Member] | Regulated Operation [Member] | Residential [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	694	652	645
Electricity, US Regulated [Member] | Delmarva Power & Light Company [Member] | Regulated Operation [Member] | Small Commercial & Industrial [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	193	171	186
Electricity, US Regulated [Member] | Delmarva Power & Light Company [Member] | Regulated Operation [Member] | Large Commercial & Industrial [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	94	89	99
Electricity, US Regulated [Member] | Delmarva Power & Light Company [Member] | Regulated Operation [Member] | Public Authorities & Electric Railroads [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	14	13	14
Electricity, US Regulated [Member] | Delmarva Power & Light Company [Member] | Regulated Operation [Member] | Other [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	201	190	204
Electricity, US Regulated [Member] | Delmarva Power & Light Company [Member] | Regulated Operation [Member] | Operating Segments [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	2	1	2
Electricity, US Regulated [Member] | Atlantic City Electric Company [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	1,362	1,253	1,237
Electricity, US Regulated [Member] | Atlantic City Electric Company [Member] | Regulated Operation [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	1,364	1,257	1,240
Electricity, US Regulated [Member] | Atlantic City Electric Company [Member] | Regulated Operation [Member] | Residential [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	744	692	659
Electricity, US Regulated [Member] | Atlantic City Electric Company [Member] | Regulated Operation [Member] | Small Commercial & Industrial [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	193	169	170
Electricity, US Regulated [Member] | Atlantic City Electric Company [Member] | Regulated Operation [Member] | Large Commercial & Industrial [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	185	176	180
Electricity, US Regulated [Member] | Atlantic City Electric Company [Member] | Regulated Operation [Member] | Public Authorities & Electric Railroads [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	13	13	13
Electricity, US Regulated [Member] | Atlantic City Electric Company [Member] | Regulated Operation [Member] | Other [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	229	207	218
Electricity, US Regulated [Member] | Atlantic City Electric Company [Member] | Regulated Operation [Member] | Operating Segments [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	0	0	0
Natural Gas, US Regulated [Member] | Operating Segments [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	1,543	1,439	1,504
Natural Gas, US Regulated [Member] | Operating Segments [Member] | Pepco Holdings LLC [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	168	162	167
Natural Gas, US Regulated [Member] | Commonwealth Edison Co [Member] | Regulated Operation [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	0	0	0
Natural Gas, US Regulated [Member] | Commonwealth Edison Co [Member] | Regulated Operation [Member] | Residential [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	0	0	0
Natural Gas, US Regulated [Member] | Commonwealth Edison Co [Member] | Regulated Operation [Member] | Small Commercial & Industrial [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	0	0	0
Natural Gas, US Regulated [Member] | Commonwealth Edison Co [Member] | Regulated Operation [Member] | Large Commercial & Industrial [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	0	0	0
Natural Gas, US Regulated [Member] | Commonwealth Edison Co [Member] | Regulated Operation [Member] | Transportation [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	0	0	0
Natural Gas, US Regulated [Member] | Commonwealth Edison Co [Member] | Regulated Operation [Member] | Other [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	0	0	0
Natural Gas, US Regulated [Member] | Commonwealth Edison Co [Member] | Regulated Operation [Member] | Operating Segments [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	0	0	0
Natural Gas, US Regulated [Member] | PECO Energy Co [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	538	514	610
Natural Gas, US Regulated [Member] | PECO Energy Co [Member] | Regulated Operation [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	539	515	610
Natural Gas, US Regulated [Member] | PECO Energy Co [Member] | Regulated Operation [Member] | Residential [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	372	361	409
Natural Gas, US Regulated [Member] | PECO Energy Co [Member] | Regulated Operation [Member] | Small Commercial & Industrial [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	136	126	169
Natural Gas, US Regulated [Member] | PECO Energy Co [Member] | Regulated Operation [Member] | Large Commercial & Industrial [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	0	0	1
Natural Gas, US Regulated [Member] | PECO Energy Co [Member] | Regulated Operation [Member] | Transportation [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	24	24	25
Natural Gas, US Regulated [Member] | PECO Energy Co [Member] | Regulated Operation [Member] | Other [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	7	4	6
Natural Gas, US Regulated [Member] | PECO Energy Co [Member] | Regulated Operation [Member] | Operating Segments [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	0	0	1
Natural Gas, US Regulated [Member] | Baltimore Gas and Electric Company [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	801	739	700
Natural Gas, US Regulated [Member] | Baltimore Gas and Electric Company [Member] | Regulated Operation [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	816	747	714
Natural Gas, US Regulated [Member] | Baltimore Gas and Electric Company [Member] | Regulated Operation [Member] | Residential [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	518	504	474
Natural Gas, US Regulated [Member] | Baltimore Gas and Electric Company [Member] | Regulated Operation [Member] | Small Commercial & Industrial [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	83	79	77
Natural Gas, US Regulated [Member] | Baltimore Gas and Electric Company [Member] | Regulated Operation [Member] | Large Commercial & Industrial [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	147	135	132
Natural Gas, US Regulated [Member] | Baltimore Gas and Electric Company [Member] | Regulated Operation [Member] | Transportation [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	0	0	0
Natural Gas, US Regulated [Member] | Baltimore Gas and Electric Company [Member] | Regulated Operation [Member] | Other [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	68	29	31
Natural Gas, US Regulated [Member] | Baltimore Gas and Electric Company [Member] | Regulated Operation [Member] | Operating Segments [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	3	2	4
Natural Gas, US Regulated [Member] | Pepco Holdings LLC [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	168	162	167
Natural Gas, US Regulated [Member] | Pepco Holdings LLC [Member] | Regulated Operation [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	168	162	166
Natural Gas, US Regulated [Member] | Pepco Holdings LLC [Member] | Regulated Operation [Member] | Residential [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	97	96	96
Natural Gas, US Regulated [Member] | Pepco Holdings LLC [Member] | Regulated Operation [Member] | Small Commercial & Industrial [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	42	42	44
Natural Gas, US Regulated [Member] | Pepco Holdings LLC [Member] | Regulated Operation [Member] | Large Commercial & Industrial [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	7	4	5
Natural Gas, US Regulated [Member] | Pepco Holdings LLC [Member] | Regulated Operation [Member] | Transportation [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	14	14	14
Natural Gas, US Regulated [Member] | Pepco Holdings LLC [Member] | Regulated Operation [Member] | Other [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	8	6	7
Natural Gas, US Regulated [Member] | Pepco Holdings LLC [Member] | Regulated Operation [Member] | Operating Segments [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	0	0	0
Natural Gas, US Regulated [Member] | Potomac Electric Power Company [Member] | Regulated Operation [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	0	0	0
Natural Gas, US Regulated [Member] | Potomac Electric Power Company [Member] | Regulated Operation [Member] | Residential [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	0	0	0
Natural Gas, US Regulated [Member] | Potomac Electric Power Company [Member] | Regulated Operation [Member] | Small Commercial & Industrial [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	0	0	0
Natural Gas, US Regulated [Member] | Potomac Electric Power Company [Member] | Regulated Operation [Member] | Large Commercial & Industrial [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	0	0	0
Natural Gas, US Regulated [Member] | Potomac Electric Power Company [Member] | Regulated Operation [Member] | Transportation [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	0	0	0
Natural Gas, US Regulated [Member] | Potomac Electric Power Company [Member] | Regulated Operation [Member] | Other [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	0	0	0
Natural Gas, US Regulated [Member] | Potomac Electric Power Company [Member] | Regulated Operation [Member] | Operating Segments [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	0	0	0
Natural Gas, US Regulated [Member] | Delmarva Power & Light Company [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	168	162	167
Natural Gas, US Regulated [Member] | Delmarva Power & Light Company [Member] | Regulated Operation [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	168	162	167
Natural Gas, US Regulated [Member] | Delmarva Power & Light Company [Member] | Regulated Operation [Member] | Residential [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	97	96	96
Natural Gas, US Regulated [Member] | Delmarva Power & Light Company [Member] | Regulated Operation [Member] | Small Commercial & Industrial [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	42	42	45
Natural Gas, US Regulated [Member] | Delmarva Power & Light Company [Member] | Regulated Operation [Member] | Large Commercial & Industrial [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	7	4	5
Natural Gas, US Regulated [Member] | Delmarva Power & Light Company [Member] | Regulated Operation [Member] | Transportation [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	14	14	14
Natural Gas, US Regulated [Member] | Delmarva Power & Light Company [Member] | Regulated Operation [Member] | Other [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	8	6	7
Natural Gas, US Regulated [Member] | Delmarva Power & Light Company [Member] | Regulated Operation [Member] | Operating Segments [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	0	0	0
Natural Gas, US Regulated [Member] | Atlantic City Electric Company [Member] | Regulated Operation [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	0	0	0
Natural Gas, US Regulated [Member] | Atlantic City Electric Company [Member] | Regulated Operation [Member] | Residential [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	0	0	0
Natural Gas, US Regulated [Member] | Atlantic City Electric Company [Member] | Regulated Operation [Member] | Small Commercial & Industrial [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	0	0	0
Natural Gas, US Regulated [Member] | Atlantic City Electric Company [Member] | Regulated Operation [Member] | Large Commercial & Industrial [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	0	0	0
Natural Gas, US Regulated [Member] | Atlantic City Electric Company [Member] | Regulated Operation [Member] | Transportation [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	0	0	0
Natural Gas, US Regulated [Member] | Atlantic City Electric Company [Member] | Regulated Operation [Member] | Other [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	0	0	0
Natural Gas, US Regulated [Member] | Atlantic City Electric Company [Member] | Regulated Operation [Member] | Operating Segments [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	0	0	0
Alternative Revenue [Member] | Commonwealth Edison Co [Member] | Operating Segments [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	42	(47)	(133)
Alternative Revenue [Member] | PECO Energy Co [Member] | Operating Segments [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	26	16	(21)
Alternative Revenue [Member] | Baltimore Gas and Electric Company [Member] | Operating Segments [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	12	16	12
Alternative Revenue [Member] | Pepco Holdings LLC [Member] | Operating Segments [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	91	21	(14)
Alternative Revenue [Member] | Potomac Electric Power Company [Member] | Operating Segments [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	53	40	(3)
Alternative Revenue [Member] | Delmarva Power & Light Company [Member] | Operating Segments [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	14	(7)	(11)
Alternative Revenue [Member] | Atlantic City Electric Company [Member] | Operating Segments [Member]
Revenue, Major Customer [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	$ 24	$ (12)	$ 0